Fair Value Measurements (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Fair Value Measurements [Line Items]
Fair value of private warrants	$ 1,720	$ (51,300)	$ (320)	$ (51,300)			$ (53,500)
Private Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of private warrants					$ 8,900